Consolidated Statements of Changes in Stockholders' Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash dividends declared, per share (in dollars per share)	$ 1.20	$ 1.10	$ 0.90
Issuance of shares of common stock pursuant to dividend reinvestment plan, shares (in shares)	180,424	179,199	161,514
Issuance of shares of common stock, shares (in shares)	19,981	21,764	11,585
Net change in fair value of available-for-sale securities during the period, taxes	$ 2,291	$ 2,971	$ 1,228
Repurchase of common shares (in shares)		31,774